PARENT COMPANY FINANCIAL DATA, Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expense [Abstract]
Interest expense	$ 4,624	$ 3,479
Merger expenses	744	0
Pre-tax income	3,915	1,998
Income tax benefit	963	1,594
Net income	2,952	404
Net income available to common shareholders	2,952	404
Parent Company [Member]
Income [Abstract]
Dividends from subsidiary	200	718
Total income	200	718
Expense [Abstract]
Interest expense	784	759
Merger expenses	444	0
Other operating expense	399	390
Total expense	1,627	1,149
Pre-tax income	(1,427)	(431)
Income tax benefit	(299)	(383)
Loss before equity in undistributed earnings of subsidiary	(1,128)	(48)
Equity in undistributed earnings of subsidiaries	4,080	452
Net income	2,952	404
Net income available to common shareholders	$ 2,952	$ 404